Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of income (loss) before income taxes

Loss before income tax expense consisted of:

	For the Years Ended December 31,
	2023	2024	2025
Mainland China	(251,871)	(55,016)	(5,557)
United States of America	(79,753)	(22,303)	(51,981)
Cayman	(69,376)	(48,026)	(77,880)
Singapore	(8,970)	(60,646)	(63,800)
Others	(55,523)	13,722	(8,271)
Total	(465,493)	(172,269)	(207,489)

Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate

The Company’s subsidiaries incorporated in Mainland China act as the Company’s primary business operation center. Therefore, the Company uses the income tax rate of Mainland China as applicable statutory income tax rate. For the years ended December 31, 2023 and 2024, a reconciliation between the effective income tax and the PRC statutory income tax is as follows:

	For the Years Ended December 31,
	2023	2024
PRC statutory income tax rates	(25.0)%	(25.0)%
Permanent book-tax difference	(1.9)%	(4.0)%
Share-based compensation	1.0%	3.5%
Super deduction of R&D expense	(2.9)%	(7.8)%
Others	0.0%	0.3%
Different tax rates in other jurisdictions	7.8%	5.6%
Effect of tax holiday	4.7%	8.8%
Change in valuation allowance	3.4%	55.6%
Unrecognized tax benefit	—	4.0%
Total	(11.0)%	45.0%
Effects of tax holidays entitled by the PRC subsidiaries	21,998	15,126
Effects of tax holidays entitled by the PRC subsidiaries on basic loss per Class A and Class B ordinary share (US$ cent per share)	0.85	0.37

	For the Years Ended December 31,
	2025
	Amount	Percent
PRC statutory income tax rates	(51,872)	(25.0)%
Permanent book-tax difference	(13,581)	(6.5)%
Share-based compensation	2,999	1.5%
Super deduction of R&D expense	(11,169)	(5.4)%
Change in fair value of cryptocurrency and cryptocurrency receivable	(4,560)	(2.2)%
Others	(851)	(0.4)%
Foreign tax effects:	21,537	10.4%
Cayman
Tax rate differential	19,470	9.4%
United States of America
Tax rate differential	2,070	1.0%
Singapore
Non-taxable income	(1,636)	(0.8)%
Tax rate differential	1,453	0.7%
Others	180	0.1%
Effect of tax holiday	4,023	1.9%
Change in valuation allowance	41,747	20.1%
Unrecognized tax benefit	924	0.4%
Total	2,778	1.3%
Effects of tax holidays entitled by the PRC subsidiaries	4,023	—
Effects of tax holidays entitled by the PRC subsidiaries on basic loss per Class A and Class B ordinary share (US$ cent per share)	0.06	—

Schedule of composition of income tax expense (benefit)

The current and deferred portions of income tax expense (benefit) included in the consolidated statements of comprehensive loss are as follows:

	For the Years Ended December 31,
	2023	2024	2025
Current
Mainland China	(4,341)	7,853	1,375
Singapore	(3,953)	1,056	1,235
Hong Kong	2,138	883	56
United States of America	468	1,530	53
Others	34	11	(13)
Total Current income tax (benefit) expense	(5,654)	11,333	2,706
Deferred
Mainland China	(26,637)	39,623	72
United States of America	—	—	—
Singapore	(13,365)	16,108	—
Hong Kong	(5,684)	10,419	—
Others	—	—	—
Total deferred income tax (benefit) expense	(45,686)	66,150	72
Income tax (benefit) expense	(51,340)	77,483	2,778

Schedule of deferred tax assets and liabilities	The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
Deferred tax assets
Tax losses carried forward	107,412	147,523
Write-down of inventories	13,134	13,530
Property, equipment and software	5,078	4,142
Share-based compensation	4,149	3,959
Allowance for doubtful accounts	769	789
Warranty reserve	(14)	701
Cryptocurrency and cryptocurrency receivables	—	532
Operating lease right-of-use assets	335	356
Total gross deferred tax assets	130,863	171,532
Less: Valuation allowance	(125,678)	(170,985)
Deferred tax assets, net of valuation allowance	5,185	547

Deferred tax liabilities
Operating lease liabilities	(335)	(356)
Intangible assets	(153)	(117)
Cryptocurrency and cryptocurrency receivables	(4,555)	—
Total gross deferred tax liabilities	(5,043)	(473)

Net deferred tax assets	295	191
Net deferred tax liabilities	(153)	(117)

Schedule of net operating loss carryforwards

Expiration year	US$
2027	13
2028	38
2029	1,589
2030	1,978
2031	2,098
2032	—
2033	—
2034	194,172
2035	149,979
2036	57,492

Schedule of movement of valuation allowance

Movement of valuation allowance is as follows:

	For the Years Ended December 31,
	2023	2024	2025
Beginning balance	13,871	30,042	125,678
Additions during the year	16,171	95,636	45,307
Ending balance	30,042	125,678	170,985

Schedule of income tax paid net of amounts refunded

For the Year Ended December 31,
2025
Mainland China	1,435
United States	2
Total	1,437